UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 9/30/18

Fund’s investments
As of 9-30-18 (unaudited)
	Shares	Value
Common stocks 108.8% (94.0% of Total investments)		$757,078,432
(Cost $399,151,870)
Financials 107.2%		746,097,531
Banks 95.4%
1st Source Corp.	121,706	6,404,170
Access National Corp.	117,879	3,195,700
Ameris Bancorp	306,471	14,005,725
Atlantic Capital Bancshares, Inc. (A)	241,667	4,047,922
Avidbank Holdings, Inc. (A)(B)(C)	200,000	5,080,000
Bank of America Corp. (C)	462,413	13,622,687
Bank of Commerce Holdings	79,361	968,204
Bank of Marin Bancorp	58,731	4,927,531
Bar Harbor Bankshares	129,698	3,724,927
Baycom Corp. (A)	41,726	1,113,250
BB&T Corp.	346,799	16,833,623
Berkshire Hills Bancorp, Inc.	334,441	13,611,749
BOK Financial Corp.	8,577	834,371
Bryn Mawr Bank Corp.	80,000	3,752,000
Business First Bancshares, Inc. (B)(C)	21,389	567,878
Cadence BanCorp (B)(C)	90,934	2,375,196
California Bancorp, Inc. (A)	19,085	422,399
Cambridge Bancorp	9,795	881,452
Camden National Corp.	55,164	2,396,324
Carolina Financial Corp.	70,982	2,677,441
Carolina Trust Bancshares, Inc. (A)	325,000	2,671,500
Centric Financial Corp. (A)	275,000	3,284,531
Chemical Financial Corp. (B)(C)	217,502	11,614,607
Citigroup, Inc. (C)	49,519	3,552,493
Citizens Financial Group, Inc.	503,303	19,412,397
City Holding Company	39,363	3,023,078
Civista Bancshares, Inc.	81,213	1,956,421
Coastal Financial Corp. (A)(B)(C)	24,468	415,956
Columbia Banking System, Inc.	119,363	4,627,704
Comerica, Inc.	176,778	15,945,376
Commerce Bancshares, Inc. (B)(C)	115,985	7,657,330
Communities First Financial Corp. (A)	115,523	2,899,627
Community Bank System, Inc. (B)(C)	24,236	1,480,093
County Bancorp, Inc.	62,184	1,560,818
Cullen/Frost Bankers, Inc. (B)(C)	178,964	18,691,000
DNB Financial Corp.	78,515	2,897,204
Eagle Bancorp Montana, Inc.	82,912	1,504,853
Equity Bancshares, Inc., Class A (A)	130,915	5,139,723
Evans Bancorp, Inc.	69,760	3,275,232
FCB Financial Holdings, Inc., Class A (A)	188,399	8,930,113
Fifth Third Bancorp	346,436	9,672,493
First Bancorp, Inc.	266,499	7,720,476
First Business Financial Services, Inc.	60,700	1,407,026
First Citizens BancShares, Inc., Class A	15,038	6,801,387
First Community Corp.	136,228	3,296,718
First Financial Bancorp (B)(C)	403,431	11,981,901
First Hawaiian, Inc.	233,930	6,353,539
First Horizon National Corp. (B)(C)	108,740	1,876,852
First Merchants Corp.	118,683	5,339,548
First Mid-Illinois Bancshares, Inc.	28,496	1,149,244
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Security Group, Inc. (A)	83,942	$3,399,646
Flushing Financial Corp.	139,050	3,392,820
FNB Corp. (B)(C)	706,188	8,982,711
German American Bancorp, Inc.	60,090	2,119,975
Glacier Bancorp, Inc. (B)(C)	201,918	8,700,647
Great Southern Bancorp, Inc.	40,257	2,228,225
Great Western Bancorp, Inc. (B)(C)	159,455	6,727,406
Hancock Whitney Corp.	245,752	11,685,508
Heritage Commerce Corp.	371,642	5,544,899
Heritage Financial Corp.	194,590	6,839,839
HomeTown Bankshares Corp.	174,720	2,341,248
Horizon Bancorp, Inc.	404,586	7,990,574
Howard Bancorp, Inc. (A)	156,530	2,770,581
Independent Bank Corp. (MA)	146,636	12,112,134
Independent Bank Corp. (MI)	125,407	2,965,876
JPMorgan Chase & Co.	193,298	21,811,746
KeyCorp	738,141	14,681,624
Level One Bancorp, Inc.	64,375	1,789,625
M&T Bank Corp.	124,860	20,544,464
Mackinac Financial Corp.	62,105	1,006,101
MB Financial, Inc.	165,967	7,652,738
MidWestOne Financial Group, Inc.	38,224	1,273,241
MutualFirst Financial, Inc.	100,539	3,704,862
National Commerce Corp. (A)	71,147	2,938,371
Nicolet Bankshares, Inc. (A)	34,206	1,864,569
Northrim BanCorp, Inc.	99,739	4,144,155
Old National Bancorp (B)(C)	419,575	8,097,798
Old Second Bancorp, Inc.	202,363	3,126,508
Pacific Premier Bancorp, Inc. (A)(B)(C)	169,865	6,318,978
PacWest Bancorp (B)(C)	140,319	6,686,200
Park National Corp.	42,113	4,445,448
Peoples Bancorp, Inc.	122,945	4,306,763
Pinnacle Financial Partners, Inc. (B)(C)	126,415	7,603,862
Presidio Bank (A)	14,310	379,215
Prime Meridian Holding Company	108,010	2,451,827
QCR Holdings, Inc.	48,822	1,994,379
Regions Financial Corp.	723,674	13,279,418
Renasant Corp.	159,629	6,578,311
SBT Bancorp, Inc.	37,879	1,443,190
Shore Bancshares, Inc.	183,579	3,271,378
South Atlantic Bancshares, Inc. (A)	265,755	3,773,721
South State Corp.	82,030	6,726,460
Southern First Bancshares, Inc. (A)	131,586	5,171,330
State Bank Financial Corp.	53,182	1,605,033
Stock Yards Bancorp, Inc.	66,324	2,407,561
SunTrust Banks, Inc.	296,433	19,798,760
The Community Financial Corp.	32,029	1,070,729
The First Bancshares, Inc.	210,000	8,200,500
The First of Long Island Corp.	57,322	1,246,754
The PNC Financial Services Group, Inc. (B)(C)	148,765	20,260,305
Towne Bank	157,856	4,869,858
TriCo Bancshares	202,536	7,821,940
U.S. Bancorp	318,276	16,808,156
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Union Bankshares Corp.	164,127	$6,323,813
United Bankshares, Inc. (B)(C)	125,661	4,567,777
United Community Banks, Inc.	111,192	3,101,145
Washington Trust Bancorp, Inc.	123,905	6,851,947
Wells Fargo & Company (C)	229,099	12,041,443
Zions Bancorporation (B)(C)	282,210	14,152,832
Capital markets 4.7%
Ares Management LP	217,118	5,037,138
KKR & Company, Inc., Class A (B)(C)	355,776	9,702,012
Oaktree Specialty Lending Corp.	837,762	4,155,300
The Blackstone Group LP	243,005	9,253,630
TPG Specialty Lending, Inc. (B)(C)	243,379	4,962,498
Consumer finance 0.8%
Capital One Financial Corp.	56,616	5,374,557
Insurance 0.4%
Gjensidige Forsikring ASA	165,452	2,788,528
Thrifts and mortgage finance 5.9%
BSB Bancorp, Inc. (A)	177,195	5,776,557
First Defiance Financial Corp.	221,030	6,655,213
OP Bancorp (A)(B)(C)	38,796	450,034
Provident Financial Holdings, Inc.	97,339	1,781,304
Provident Financial Services, Inc.	155,989	3,829,530
Southern Missouri Bancorp, Inc.	112,188	4,181,247
United Community Financial Corp.	634,588	6,136,466
Westbury Bancorp, Inc. (A)	88,349	1,939,261
WSFS Financial Corp.	222,599	10,495,543
Information technology 0.4%		2,763,282
IT services 0.4%
EVERTEC, Inc.	114,659	2,763,282
Real estate 1.2%		8,217,619
Equity real estate investment trusts 1.2%
Park Hotels & Resorts, Inc. (B)(C)	50,154	1,646,054

Simon Property Group, Inc.	37,180	6,571,565
Preferred securities 2.8% (2.4% of Total investments)		$19,183,186
(Cost $16,285,312)
Financials 1.7%		11,654,966
Banks 1.0%
Citizens Community Bank, 8.000%	10,771	1,507,940
SB Financial Group, Inc., 6.500%	250,000	5,077,175
Capital markets 0.7%
JMP Group, Inc., 8.000%	64,509	1,635,948
THL Credit, Inc., 6.750%	136,266	3,433,903
Real estate 1.1%		7,528,220
Equity real estate investment trusts 1.1%
Bluerock Residential Growth REIT, Inc., 8.250%	84,140	2,169,020
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	150,000	3,840,000

Sotherly Hotels, Inc., 8.000%	60,000	1,519,200
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Investment companies 0.6% (0.5% of Total investments)		$3,937,409
(Cost $4,323,234)
Eagle Point Credit Company, Inc.	219,967	3,937,409

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 2.8% (2.4% of Total investments)				$19,521,599
(Cost $18,989,000)
Financials 2.8%				19,521,599
Banks 2.8%
Avidbank Holdings, Inc. (6.875% to 11-15-20, then 3 month LIBOR + 5.367%) (D)	6.875	11-15-25	3,000,000	3,034,957
First Business Financial Services, Inc. (E)	6.500	09-01-24	5,000,000	4,997,946
Northeast Bancorp (6.750% to 7-1-21, then 3 month LIBOR + 5.570%) (D)	6.750	07-01-26	5,000,000	5,059,541
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	989,000	1,008,017

VantageSouth Bancshares, Inc. (E)	7.625	08-12-23	5,000,000	5,421,138
Convertible bonds 0.5% (0.5% of Total investments)				$3,635,616
(Cost $3,390,000)
Financials 0.5%				3,635,616
Insurance 0.5%

AXA SA (C)(D)	7.250	05-15-21	3,390,000	3,635,616
Certificate of deposit 0.0% (0.0% of Total investments)				$79,054
(Cost $79,047)
Country Bank for Savings	1.140	08-27-20	2,056	2,056
First Bank Richmond	0.990	12-05-19	21,010	21,010
First Bank System, Inc.	0.600	04-03-19	5,015	5,015
First Federal Savings Bank of Louisiana	0.100	01-07-19	3,045	3,045
Home Banks	1.739	11-04-21	18,927	18,927
Hudson Savings	0.800	04-23-19	2,188	2,188
Machias Savings Bank	0.500	05-29-19	1,986	1,986
Midstate Federal Savings and Loan	0.500	05-30-19	2,030	2,030
Milford Federal Savings and Loan Bank	0.250	06-10-19	1,913	1,913
Milford Federal Savings and Loan Bank	0.300	10-24-18	2,043	2,043
Mount McKinley Savings Bank	0.500	12-03-18	1,700	1,700
Mt. Washington Bank	0.650	10-31-19	1,924	1,924
MutualOne Bank	0.900	09-09-19	4,084	4,084
Newburyport Five Cent Savings Bank	0.700	10-19-18	2,093	2,093
Newton Savings Bank	0.450	05-30-19	1,964	1,964
OBA Federal Savings and Loan	0.400	06-17-19	1,346	1,346
Plymouth Savings Bank	0.200	04-22-19	1,946	1,946
Salem Five Cents Savings Bank	0.250	12-17-18	1,739	1,739
Sunshine Federal Savings and Loan Association	0.500	05-10-19	2,045	2,045

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2% (0.2% of Total investments)				$1,407,000
(Cost $1,407,000)
U.S. Government Agency 0.2%				1,407,000
Federal Agricultural Mortgage Corp. Discount Note	2.000	10-01-18	116,000	116,000
Federal Home Loan Bank Discount Note	2.000	10-01-18	1,291,000	1,291,000

Total investments (Cost $443,625,463) 115.7%	$804,842,296
Other assets and liabilities, net (15.7%)	(109,210,886)
Total net assets 100.0%	$695,631,410

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 9-30-18, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-18 was $115,017,202. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $98,095,036.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 1.427%	3 month LIBOR(a)	Semi-Annual	Quarterly	Aug 2019	—	$127,112	$127,112
Centrally Cleared	5,000,000	USD	Fixed 1.295%	3 month LIBOR(a)	Semi-Annual	Quarterly	Aug 2019	—	69,666	69,666
Centrally Cleared	5,000,000	USD	Fixed 1.594%	3 month LIBOR(a)	Semi-Annual	Quarterly	Dec 2020	—	130,771	130,771
Centrally Cleared	5,000,000	USD	Fixed 1.790%	3 month LIBOR(a)	Semi-Annual	Quarterly	Aug 2022	—	237,290	237,290
								—	$564,839	$564,839

(a)	At 9-30-18, the 3 month LIBOR was 2.398%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2018, by major security category or type:

	Total value at 9-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$663,578,713	$654,020,310	$9,558,403	—
Capital markets	33,110,578	33,110,578	—	—
Consumer finance	5,374,557	5,374,557	—	—
Insurance	2,788,528	—	2,788,528	—
Thrifts and mortgage finance	41,245,155	41,245,155	—	—
Information technology
IT services	2,763,282	2,763,282	—	—
Real estate
Equity real estate investment trusts	8,217,619	8,217,619	—	—
Preferred securities
Financials
Banks	6,585,115	—	6,585,115	—
Capital markets	5,069,851	5,069,851	—	—
Real estate
Equity real estate investment trusts	7,528,220	6,009,020	1,519,200	—

       8

	Total value at 9-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment companies	3,937,409	3,937,409	—	—
Corporate bonds
Financials
Banks	19,521,599	—	9,102,515	$10,419,084
Convertible bonds	3,635,616	—	3,635,616	—
Certificate of deposit	79,054	—	79,054	—
Short-term investments	1,407,000	—	1,407,000	—
Total investments in securities	$804,842,296	$759,747,781	$34,675,431	$10,419,084
Derivatives:
Assets
Swap contracts	$564,839	—	$564,839	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in securities	Common stocks	Corporate bonds	Total
Balance as of 12-31-17	$4,029,900	$10,740,175	$14,770,075
Realized gain (loss)	464,900	—	464,900
Change in unrealized appreciation (depreciation)	(672,400)	(321,091)	(993,491)
Purchases	—	—	—
Sales	(3,822,400)	—	(3,822,400)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-18	—	$10,419,084	$10,419,084
Change in unrealized appreciation (depreciation) at period end*	—	($321,091)	($321,091)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below:

	Fair value at 9-30-18	Valuation technique	Significant unobservable inputs	Input/range
Corporate Bonds	$10,419,084	Market Approach	Yield	562bps - 654bps (weighted average 606bps)

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Yield	Decrease	Increase

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended September 30, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

       9

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P9Q3	09/18
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		11/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 12, 2018